Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Secured borrowings balance, net of unamortized debt discounts

	Net carrying value as of December 31,		Weighted average interest rate as of December 31,		Maturity date
	2012	2011	2012	2011
	(in thousands)
Notes Payable	$639,281	$599,805	0.88%	0.95%	November 2033
B&B Air Acquisition Facility	—	425,931	—	2.86%	—
Nord LB Facility	490,717	569,909	4.14%	3.98%	November 2018
BOS Facility	268,625	479,561	5.18%	4.98%	April 2013 – December 2017
Term Loan	377,646	—	5.75%	—	August 2018
Other aircraft secured borrowings	276,143	216,395	5.54%	5.70%	December 2013 – February 2019
Other secured borrowing	—	34,509	—	0.58%	—

Total	$2,052,412	$2,326,110

Future Minimum Principal Payments

Year ending December 31,	(Dollars in thousands)
2013	$231,599
2014	284,354
2015	219,019
2016	143,437
2017	220,706
Thereafter	1,016,224

Future minimum principal payments due	$2,115,339

Notes Payable [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Notes issued	$660,444	$606,751
Unamortized discount	(21,163)	(6,946)

Notes payable, net	$639,281	$599,805

B and B Air Acquisition Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

Aircraft Acquisition Facility:	Balance as of December 31, 2012	Balance as of December 31, 2011
	(Dollars in thousands)
Principal — Tranche A	$—	$241,931
Principal — Tranche B	—	184,000

Borrowings under B&B Air Acquisition Facility	—	425,931
Equity Tranche	—	96,000

Total facility	$—	$521,931

Nord LB Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$508,942	$598,198
Unamortized debt discount	(18,225)	(28,289)

Nord LB Facility balance, net	$490,717	$569,909

BOS Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Senior tranches	$242,815	$440,106
Junior tranches	32,701	53,341

Total outstanding principal balance	275,516	493,447
Unamortized debt discount	(6,891)	(13,886)

BOS Facility balance, net	$268,625	$479,561

Weighted average interest rates on senior and junior tranche loans, excluding the debt discount amortization

	December 31, 2012	December 31, 2011
Fixed rate loans:
Senior tranches	5.88%	5.58%
Junior tranches	7.39%	7.29%
Variable rate loans:
Senior tranches	1.64%	2.13%
Junior tranches	2.91%	3.78%
Facility weighted average interest rate	5.18%	4.91%

Term Loan [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$390,062	$—
Unamortized debt discount	(12,416)	—

Term loan, net	$377,646	$—

Other Aircraft Secured Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Number of Aircraft Financed	Principal Balance Outstanding as of December 31,		Weighted Average Interest Rates (1)	Maturity Date
		2012	2011
		(in thousands)
GAAM Facility No. 1 (2) (4)	6	$42,090	$46,126	5.81%	May 2017 – June 2017
GAAM Facility No. 2	2	31,630	34,010	6.30%	August 2014 – December 2015
GAAM Note Payable 1 (3)	1	19,989	20,836	1.82%	December 2015
GAAM Note Payable 2	1	16,696	18,000	6.22%	December 2017
GAAM Note Payable 3	1	14,194	—	5.69%	December 2016
GAAM Note Payable 4	1	14,419	—	5.87%	January 2018
Aircraft Note Payable 1	1	26,560	28,343	6.41%	December 2018
Aircraft Note Payable 2	1	27,008	28,715	7.20%	February 2019
Aircraft Note Payable 3	1	23,894	26,566	5.14%	December 2015
Aircraft Note Payable 4	1	17,611	19,599	5.33%	May 2016
Aircraft Note Payable 5	1	10,909	—	4.32%	December 2013
Aircraft Note Payable 6	1	10,835	—	4.65%	December 2013
Aircraft Note Payable 7	1	12,267	—	5.12%	June 2015
Aircraft Note Payable 8	1	12,273	—	5.12%	June 2015

Total outstanding principal balance		$280,375	$222,195
Unamortized debt discount (2) (3)		(4,232)	(5,800)

Other aircraft secured borrowings balance, net		$276,143	$216,395

(1)	Represents the contractual interest rates.
(2)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Facility No. 1 totaled $3.2 million and $4.3 million, respectively.
(3)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Note Payable 1 totaled $1.0 million and $1.5 million, respectively.
(4)	The loans in this facility are cross-collateralized and the lenders may require payment in full or foreclose on any aircraft upon an event of default on any loan.